SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Net Income (Loss) Per Common Share Data) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net income (loss)	$ (2,846,039)	$ (1,324,371)	$ (2,926,885)	$ (1,862,846)	$ 3,225,214	$ (238,969)
Net income (loss) per common share:
Basic	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.02)	$ 0.04	$ 0.00
Diluted					$ 0.04	$ 0.00
Weighted average number of common shares outstanding:
Basic	84,805,631	80,414,980	82,622,434	81,276,858	80,842,377	82,389,409
Diluted					82,241,880	82,389,409
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					2,300,000	2,300,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					300,000	300,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					2,000,000	2,000,000